Material accounting policies (Details Narrative)	1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) shares	Jun. 30, 2024 AUD ($) Integer shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Jul. 01, 2024 AUD ($)	Jun. 30, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Loss before income tax		$ 1,938,010	$ 3,914,596	$ 5,138,780
Net cash used by operating activities		1,112,902	2,260,971	4,240,436
Cash and cash equivalents		275,875	$ 3,174,700	$ 4,083,735		$ 650,731
Current liabilities exceed current assets		$ 1,033,667
Ordinary shares | shares		1,382,185	1,276,248	20,528,803		18,598,414
Total gross proceeds		$ 769,936	$ 3,295,822	$ 9,979,861
Number of operating segments | Integer		2
H.C. Wainwright & Co., LLC. [Member]
IfrsStatementLineItems [Line Items]
Equity shares to be issued		$ 1,549,173
Nonadjusting events [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares	70,708
Total gross proceeds	$ 554,428
Cash and cash equivalents					$ 1,097,689
Current liabilities					$ 211,853